Fair Value Measurements (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying and Fair Values of Financial Instruments [Abstract]
Investment securities available-for-sale	$ 1,145	$ 1,294	$ 1,672
Investment securities held-to-maturity	1,237	1,262
Loans held-for-sale	3,071	2,541	1,196
Loans held-for-investment	88	111	211
Mortgage servicing rights	301	296	258
Long-term debt		0	(84)
Level 2
Carrying and Fair Values of Financial Instruments [Abstract]
Investment securities available-for-sale	1,145
Carrying Value
Carrying and Fair Values of Financial Instruments [Abstract]
Cash and cash equivalents	184	208	136
Investment securities available-for-sale	1,145	1,294	1,672
Investment securities held-to-maturity	1,211	1,268
Loans held-for-sale	3,091	2,576	1,244
Loans with government guarantees	435	485	1,128
Loans held-for-investment	5,672	6,165	4,151
Repossessed assets	19	17	19
Federal Home Loan Bank stock	172	170	155
Mortgage servicing rights	301	296	258
Bank owned life insurance	267	178
Other assets, foreclosure claims	178	210
Other investments			100
Derivative Asset, Fair Value, Gross Asset	178	58
Federal Home Loan Bank advances	(2,646)	(3,541)	(514)
Long-term debt	(247)	(247)	(331)
Warrant liabilities	(9)	(8)
DOJ litigation settlement	(84)	(84)	(82)
Fair Value	133	18
Carrying Value | Demand deposits and savings accounts
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(5,071)	(5,008)	(4,565)
Carrying Value | Certificates of deposit
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(1,023)	(826)	(813)
Carrying Value | Government deposits
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(974)	(1,062)	(918)
Carrying Value | Company controlled deposits
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(1,503)	(1,039)	(773)
Carrying Value | Rate lock commitments
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			31
Carrying Value | Forward agency and loan sales
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative liabilities			(13)
Carrying Value | Interest rate swaps and swaptions
Carrying and Fair Values of Financial Instruments [Abstract]
Warrant liabilities			(6)
Carrying Value | Interest rate swaps
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			6
Derivative liabilities			(6)
Carrying Value | U.S. Treasury futures
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			7
Derivative liabilities			(1)
Carrying Value | Agency forwards
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			2
Total fair value
Carrying and Fair Values of Financial Instruments [Abstract]
Cash and cash equivalents	184	208	136
Investment securities available-for-sale	1,145	1,294	1,672
Investment securities held-to-maturity	1,237	1,262
Loans held-for-sale	3,094	2,578	1,196
Loans with government guarantees	422	469	1,094
Loans held-for-investment	5,640	6,121	3,998
Repossessed assets	19	17	19
Federal Home Loan Bank stock	172	170	155
Mortgage servicing rights	301	296	258
Bank owned life insurance	267	178
Other assets, foreclosure claims	178	210
Other investments			100
Derivative Asset, Fair Value, Gross Asset	178	58
Federal Home Loan Bank advances	(2,635)	(3,543)	(514)
Long-term debt	(77)	(89)	(172)
Warrant liabilities	(9)	(8)
DOJ litigation settlement	(84)	(84)	(82)
Fair Value	133	18
Total fair value | Demand deposits and savings accounts
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(4,863)	(4,744)	(4,291)
Total fair value | Certificates of deposit
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(1,038)	(833)	(816)
Total fair value | Government deposits
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(962)	(1,045)	(884)
Total fair value | Company controlled deposits
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(1,459)	(947)	(770)
Total fair value | Rate lock commitments
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			31
Total fair value | Forward agency and loan sales
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative liabilities			(13)
Total fair value | Interest rate swaps and swaptions
Carrying and Fair Values of Financial Instruments [Abstract]
Warrant liabilities			(6)
Total fair value | Interest rate swaps
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			6
Derivative liabilities			(6)
Total fair value | U.S. Treasury futures
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			7
Derivative liabilities			(1)
Total fair value | Agency forwards
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			2
Total fair value | Level 1
Carrying and Fair Values of Financial Instruments [Abstract]
Cash and cash equivalents	184	208	136
Investment securities available-for-sale	0	0	0
Investment securities held-to-maturity	0	0
Loans held-for-sale	0	0	0
Loans with government guarantees	0	0	0
Loans held-for-investment	0	0	0
Repossessed assets	0	0	0
Federal Home Loan Bank stock	0	0	155
Mortgage servicing rights	0	0	0
Bank owned life insurance	0	0
Other assets, foreclosure claims	0	0
Other investments			0
Derivative Asset, Fair Value, Gross Asset	3	0
Federal Home Loan Bank advances	0	0	(514)
Long-term debt	0	0	0
Warrant liabilities	0	0
DOJ litigation settlement	0	0	0
Fair Value	3	1
Total fair value | Level 1 | Demand deposits and savings accounts
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	0	0	0
Total fair value | Level 1 | Certificates of deposit
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	0	0	0
Total fair value | Level 1 | Government deposits
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	0	0	0
Total fair value | Level 1 | Company controlled deposits
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	0	0	0
Total fair value | Level 1 | Rate lock commitments
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			0
Total fair value | Level 1 | Forward agency and loan sales
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative liabilities			0
Total fair value | Level 1 | Interest rate swaps and swaptions
Carrying and Fair Values of Financial Instruments [Abstract]
Warrant liabilities			0
Total fair value | Level 1 | Interest rate swaps
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			0
Derivative liabilities			0
Total fair value | Level 1 | U.S. Treasury futures
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			7
Derivative liabilities			(1)
Total fair value | Level 1 | Agency forwards
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			2
Total fair value | Level 2
Carrying and Fair Values of Financial Instruments [Abstract]
Cash and cash equivalents	0	0	0
Investment securities available-for-sale		1,294	1,670
Investment securities held-to-maturity	1,237	1,262
Loans held-for-sale	3,094	2,578	1,196
Loans with government guarantees	422	469	1,094
Loans held-for-investment	6	6	26
Repossessed assets	0	0	0
Federal Home Loan Bank stock	172	170	0
Mortgage servicing rights	0	0	0
Bank owned life insurance	267	178
Other assets, foreclosure claims	178	210
Other investments			0
Derivative Asset, Fair Value, Gross Asset	92	32
Federal Home Loan Bank advances	(2,635)	(3,543)	0
Long-term debt	(77)	(89)	(88)
Warrant liabilities	(9)	(8)
DOJ litigation settlement	0	0	0
Fair Value	130	17
Total fair value | Level 2 | Demand deposits and savings accounts
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(4,863)	(4,744)	(4,291)
Total fair value | Level 2 | Certificates of deposit
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(1,038)	(833)	(816)
Total fair value | Level 2 | Government deposits
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(962)	(1,045)	(884)
Total fair value | Level 2 | Company controlled deposits
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	(1,459)	(947)	(770)
Total fair value | Level 2 | Rate lock commitments
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			0
Total fair value | Level 2 | Forward agency and loan sales
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative liabilities			(13)
Total fair value | Level 2 | Interest rate swaps and swaptions
Carrying and Fair Values of Financial Instruments [Abstract]
Warrant liabilities			(6)
Total fair value | Level 2 | Interest rate swaps
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			6
Derivative liabilities			(6)
Total fair value | Level 2 | U.S. Treasury futures
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			0
Derivative liabilities			0
Total fair value | Level 2 | Agency forwards
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			0
Total fair value | Level 3
Carrying and Fair Values of Financial Instruments [Abstract]
Cash and cash equivalents	0	0	0
Investment securities available-for-sale	0	0	2
Investment securities held-to-maturity	0	0
Loans held-for-sale	0	0	0
Loans with government guarantees	0	0	0
Loans held-for-investment	5,634	6,115	3,972
Repossessed assets	19	17	19
Federal Home Loan Bank stock	0	0	0
Mortgage servicing rights	301	296	258
Bank owned life insurance	0	0
Other assets, foreclosure claims	0	0
Other investments			100
Derivative Asset, Fair Value, Gross Asset	83	26
Federal Home Loan Bank advances	0	0	0
Long-term debt	0	0	(84)
Warrant liabilities	0	0
DOJ litigation settlement	(84)	(84)	(82)
Fair Value	0	0
Total fair value | Level 3 | Demand deposits and savings accounts
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	0	0	0
Total fair value | Level 3 | Certificates of deposit
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	0	0	0
Total fair value | Level 3 | Government deposits
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	0	0	0
Total fair value | Level 3 | Company controlled deposits
Carrying and Fair Values of Financial Instruments [Abstract]
Deposits	$ 0	$ 0	0
Total fair value | Level 3 | Rate lock commitments
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			31
Total fair value | Level 3 | Forward agency and loan sales
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative liabilities			0
Total fair value | Level 3 | Interest rate swaps and swaptions
Carrying and Fair Values of Financial Instruments [Abstract]
Warrant liabilities			0
Total fair value | Level 3 | Interest rate swaps
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			0
Derivative liabilities			0
Total fair value | Level 3 | U.S. Treasury futures
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			0
Derivative liabilities			0
Total fair value | Level 3 | Agency forwards
Carrying and Fair Values of Financial Instruments [Abstract]
Derivative assets			$ 0